Capital and funding	12 Months Ended
Dec. 31, 2023
Equity and liabilities [abstract]
Capital and funding
15. Capital and funding

Ordinary shares Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
Share-based compensation The Group operates a number of share-based compensation plans involving awards of ordinary shares. Full details of these plans are given in note 4C on pages 190 and 191.
Unification reserve The Group recognised a separate Unification Reserve within Equity as a result of PLC Share Premium that arose from Unification.
Other reserves Other reserves include the fair value reserve, the foreign currency translation reserve, the capital redemption reserve and treasury shares.
Shares held by employee share trusts and group companies
An employee share trust and group companies purchase and hold shares to satisfy performance shares granted and other share awards (see note 4C). The assets and liabilities of the trust and shares held by the trust and group companies are included in the consolidated financial statements. The book value of shares held is deducted from other reserves, and the trust’s borrowings are included in the Group’s liabilities. The costs of the trust are included in the results of the Group. The shares held by the trust and group companies are excluded from the calculation of earnings per share.

Financial liabilities
Financial liabilities are initially recognised at fair value, less any directly related transaction costs. When bonds are designated as being part of a fair value hedge relationship, in those cases bonds are carried at amortised cost, adjusted for the fair value of the risk being hedged, with changes in value shown in the income statement. Put options are initially recognised at the present value of the expected gross obligation, with changes in value being recognised in the income statement. Other financial liabilities, which includes put options, are subsequently carried at amortised cost, with the exception of:
■financial liabilities which the Group has elected to measure at fair value through profit or loss;
■derivative financial liabilities – see note 16 on page 208; and
■contingent consideration recognised by an acquirer in a business combination to which IFRS 3 applies. Such contingent consideration is subsequently measured at fair value through profit or loss.

Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments that are not yet paid at the start of the lease term. This is discounted using an appropriate borrowing rate determined by the Group, where none is readily available in the lease contract. The lease liability is subsequently reduced by cash payments and increased by interest costs. The lease liability is remeasured when the Group assesses that there will be a change in the amount expected to be paid during the lease term.

The Group’s Treasury activities are designed to:
■maintain a competitive balance sheet in line with at least A/A2 rating (see below);
■secure funding at lowest costs for the Group’s operations, M&A activity and external dividend payments (see below);
■protect the Group’s financial results and position from financial risks (see note 16);
■maintain market risks within acceptable parameters, while optimising returns (see note 16); and
■protect the Group’s financial investments, while maximising returns (see note 17).
The Treasury department provides central deposit-taking, funding and foreign exchange management services for the Group’s operations. The department is governed by standards and processes which are approved by Unilever Leadership Executive (ULE). In addition to guidelines and exposure limits, a system of authorities and extensive independent reporting covers all major areas of activity. Performance is monitored closely by senior management. Reviews are undertaken periodically by corporate audit.
Key instruments used by the Treasury department are:
■short-term and long-term borrowings;
■cash and cash equivalents; and
■plain vanilla derivatives, including interest rate swaps and foreign exchange contracts.
The Treasury department maintains a list of approved financial instruments. The use of any new instrument must be approved by the Chief Financial Officer. The use of leveraged instruments is not permitted.
Unilever considers the following components of its balance sheet to be managed capital:
■total equity – retained profit, other reserves, share capital, share premium, non-controlling interests (notes 15A and 15B);
■short-term debt – current financial liabilities (note 15C); and
■long-term debt – non-current financial liabilities (note 15C).
The Group manages its capital so as to safeguard its ability to continue as a going concern and to optimise returns to our shareholders through an appropriate balance of debt and equity. The capital structure of the Group is based on management’s judgement of the appropriate balance of key elements in order to meet its strategic and day-to-day needs. We consider the amount of capital in proportion to risk and manage the capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets.
Our current long-term credit rating is A+/A1 and our short-term credit rating is A1/P1. We aim to maintain a competitive balance sheet which we consider to be the equivalent of a credit rating of at least A/A2 in the long term. This provides us with:
■appropriate access to the debt and equity markets;
■sufficient flexibility for acquisitions;
■sufficient resilience against economic and financial uncertainty while ensuring ample liquidity; and
■optimal weighted average cost of capital, given the above constraints.
Unilever monitors the qualitative and quantitative factors utilised by the rating agencies. This information is publicly available and is updated by the credit rating agencies on a regular basis.
15A. Share capital

	£ million	£ million
Unilever PLC	2023	2022
PLC ordinary shares of 3 1/9 p each(a)	78.3	81.8

Unilever Group	€ million	€ million
Euro equivalent in millions(b)	88	92
(a)At 31 December 2023, 2,516,597,338 (2022: 2,629,243,772) of PLC ordinary shares were in issue. During the year 100,000 new shares were issued and 112,746,434 shares were cancelled.
(b)The ordinary share capital of PLC is translated using the conversion rate as at the date of Unification of £1 = €1.121.
The Company's constitutional documents place no limitations on the right to hold or transfer the Company's shares. The Company's shares are fully paid and no further contribution of capital may be required by the Company from shareholders. All ordinary shares rank equally with regard to participation in dividends and to share in the proceeds of the Company's residual assets on a winding up of the Company. Shareholders may, by ordinary resolution, declare final dividends, but not in excess of the amount recommended by the board or directors of the Company. Shareholders are entitled to one vote per ordinary share.
15B. Equity
Basis of consolidation
Unilever is the majority shareholder of all material subsidiaries and has control in all cases. Information in relation to significant subsidiaries is provided in note 27 on page 226.
Subsidiaries with significant non-controlling interests
Unilever has one subsidiary company which has a material non-controlling interest, Hindustan Unilever Limited (HUL). Summary financial information in relation to HUL is shown below.

	€ million	€ million
HUL balance sheet as at 31 December	2023	2022
Non-current assets	6,221	6,354
Current assets	2,004	1,604
Current liabilities	(1,315)	(1,258)
Non-current liabilities	(1,531)	(1,152)
HUL comprehensive income for the year ended 31 December
Turnover	6,636	6,828
Profit after tax	1,147	1,190
Total comprehensive income	937	940

	€ million	€ million
HUL cash flow for the year ended 31 December	2023	2022
Net increase/(decrease) in cash and cash-equivalents	(22)	95

HUL non-controlling interest
1 January	(2,115)	(2,146)
Share of (profit)/loss for the year ended 31 December	(437)	(454)
Other comprehensive income	(1)	(3)
Dividend paid to the non-controlling interest	405	395
Currency translation	80	97
Other movements in equity	20	(4)
31 December	(2,048)	(2,115)
Analysis of other reserves

	€ million	€ million	€ million
	Total 2023	Total 2022	Total 2021
Fair value reserves – see following table	392	329	502
Currency retranslation of group companies – see following table	(7,432)	(5,803)	(6,043)
Capital redemption reserve	25	21	21
Book value of treasury shares – see following table	(207)	(282)	(388)
Repurchase of shares	(6,034)	(4,527)	(3,018)
Cancellation of PLC shares	5,282	—	—
Other(a)	(544)	(542)	(284)
	(8,518)	(10,804)	(9,210)
(a)Relates primarily to options to purchase non-controlling interest in subsidiaries.
Unilever acquired 31,734,256 of its own shares (2022: 34,217,605) of its own shares through purchases on the stock exchanges during the year, which includes the share buyback programme as explained in note 24. 112,746,434 of PLC ordinary shares were cancelled during the year and the remaining shares were held as treasury shares as a separate component of other reserves.
At 31 December 2023, 1,361,032 shares were held by employee share ownership trust and 36,903 shares were held by other group companies in connection with share-based compensation plans. The shares held by the employee share trust are shown as a deduction from other reserves. The total number of treasury shares held in connection with share-based compensation plans at 31 December 2022 was 3,054,400 shares. (See note 4C on pages 190 and 191.
15B. Equity continued

	€ million	€ million
Treasury shares – movements during the year	2023	2022
1 January	(4,809)	(3,406)
Repurchase of shares	(1,507)	(1,509)
Cancellation of PLC shares	5,282	—
Other purchases and utilisations	75	106
31 December	(959)	(4,809)

	€ million	€ million
Currency retranslation reserves – movements during the year	2023	2022
1 January	(5,803)	(6,043)
Currency retranslation of group companies' net assets and liabilities during the year	(1,514)	212
Movement in net investment hedges and exchange differences in net investments in foreign operations	(115)	28
31 December	(7,432)	(5,803)

	€ million	€ million
Fair value reserves – movements during the year	2023	2022
1 January	329	502
Movements in Other comprehensive income, net of tax
Gains/(losses) on equity instruments	(27)	45
Gains/(losses) on cash flow hedges	(27)	(92)
Hedging gains/(losses) transferred to non-financial assets	117	(126)
31 December	392	329
Refer to the consolidated statement of comprehensive income on page 173, the consolidated statement of changes in equity on page 174, and note 6C on page 194.
Remeasurement of defined benefit pension plans, net of tax

	€ million	€ million
	2023	2022
1 January	330	803
Movement during the year	(510)	(473)
31 December	(180)	330
Refer to the consolidated statement of comprehensive income on page 173, the consolidated statement of changes in equity on page 174, note 4B from pages 185 to 190 and note 6C on page 194.
Currency retranslation gains/(losses) – movements during the year

	€ million	€ million
	2023	2022
1 January	(5,883)	(6,497)
Currency retranslation during the year:
Other reserves	(1,629)	240
Retained profit	294	487
Non-controlling interest	(126)	(113)
31 December	(7,344)	(5,883)
15C. Financial liabilities

	€ million	€ million	€ million	€ million	€ million	€ million
Financial liabilities(a)	Current 2023	Non-Current 2023	Total 2023	Current 2022	Non-Current 2022	Total 2022
Bank loans and overdrafts(b)	501	5	506	508	11	519
Bonds and other loans	4,066	22,626	26,692	4,723	21,789	26,512
Lease liabilities	334	1,061	1,395	340	1,068	1,408
Derivatives	48	446	494	102	529	631
Other financial liabilities(c)	138	397	535	102	316	418
	5,087	24,535	29,622	5,775	23,713	29,488
(a)For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)Bank loans and overdrafts include €5 million (2022: €4 million) of secured liabilities.
(c)Includes options and financial liabilities to acquire non-controlling interests in the US, Myanmar, India, Italy and Hong Kong, refer to note 21.
Reconciliation of liabilities arising from financing activities

			Non-cash movement

Movements in 2023 and 2022	Opening balance at 1 January	Cash movement	Business acquisi- tions/ disposals	Foreign exchange changes	Fair value changes	Other movements	Closing balance at 31 December
	€ million	€ million	€ million	€ million	€ million	€ million	€ million
2023
Bank loans and overdrafts(a)	(519)	(98)	(9)	130	–	(10)	(506)
Bonds and other loans(a)	(26,512)	(413)	(3)	403	(159)	(8)	(26,692)
Lease liabilities(b)	(1,408)	399	12	55	–	(453)	(1,395)
Derivatives	(631)	–	–	7	130	–	(494)
Other financial liabilities(a)	(418)	–	(44)	19	(81)	(11)	(535)
Total	(29,488)	(112)	(44)	614	(110)	(482)	(29,622)

2022
Bank loans and overdrafts(a)	(402)	(129)	–	29	–	(17)	(519)
Bonds and other loans(a)	(27,621)	1,343	–	(727)	490	3	(26,512)
Lease liabilities(b)	(1,649)	546	–	12	–	(317)	(1,408)
Derivatives	(184)	–	–	(2)	(448)	3	(631)
Other financial liabilities(a)	(277)	4	–	17	108	(270)	(418)
Total	(30,133)	1,764	–	(671)	150	(598)	(29,488)
(a)These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term borrowings, additional financial liabilities and repayment of financial liabilities. The difference of €(14) million (2022: €9 million) represents cash movements in overdrafts that are not included in financing cash flows.
(b)Lease liabilities cash movement is included within capital element of lease payments in the consolidated cash flow statement. The difference of €5 million (2022: €28 million) represents gain or loss from termination and modification of lease contracts.
15C. Financial liabilities continued – Analysis of bonds and other loans

€ million	Total 2023	Total 2022
Unilever PLC
1.375% Notes 2024 (£)	288	282
1.875% Notes 2029 (£)	286	281
1.500% Notes 2026 (£)	575	563
1.500% Notes 2039 (€)	647	646
2.125% Notes 2028 (£)(a)	320	300
Total PLC	2,116	2,072
Other group companies
The Netherlands
1.625% Notes 2033 (€)	794	794
1.375% Notes 2029 (€)	746	745
1.125% Bonds 2027 (€)	698	698
1.125% Bonds 2028 (€)	697	696
0.875% Notes 2025 (€)	649	649
0.500% Bonds 2025 (€)	649	648
1.375% Notes 2030 (€)	645	644
0.375% Notes 2023 (€)	–	600
1.000% Notes 2027 (€)	599	599
1.000% Notes 2023 (€)	–	500
0.500% Notes 2023 (€)	–	500
0.500% Notes 2024 (€)	500	498
1.250% Notes 2025 (€)	1,000	999
1.750% Notes 2030 (€)	996	995
1.250% Notes 2031 (€)(a)	576	539
2.250% Notes 2034 (€)(a)	786	735
0.750% Notes 2026 (€)(a)	475	458
1.750% Notes 2028 (€)	645	645
3.250% Notes 2031 (€)	495	–
3.500% Notes 2035 (€)	496	–

United States
5.900% Bonds 2032 (US $)	897	932
2.900% Notes 2027 (US $)	897	930
3.500% Notes 2028 (US $)	716	742
2.000% Notes 2026 (US $)	629	651
3.125% Notes 2023 (US $)	–	516
3.250% Notes 2024 (US $)	452	468
3.100% Notes 2025 (US $)	450	467
2.600% Notes 2024 (US $)	451	468
3.500% Bonds 2028 (US $)	449	465
3.375% Notes 2025 (US $)	315	327
7.250% Bonds 2026 (US $)	267	276
6.625% Bonds 2028 (US $)	214	221
5.600% Bonds 2097 (US $)	83	86
2.125% Notes 2029 (US $)	762	790
2.600% Notes 2024 (US $)	453	473
1.375% Notes 2030 (US $)(a)	368	368
0.375% Notes 2023 (US $)	–	469
0.626% Notes 2024 (US $)	452	469
2.625% Notes 2051 (US $)	576	598
1.750% Notes 2031 (US $)(a)	640	644
3.300% Notes 2029 (€)	549	–
3.400% Notes 2033 (€)	694	–
4.875% Notes 2028 (US $)	630	–
5.000% Notes 2033 (US $)	714	–
Commercial Paper (US $)	1,465	2,057

Other countries
Switzerland	6	81
Others	1	–
Total other group companies	24,576	24,440
Total bonds and other loans	26,692	26,512
(a)Bonds includes €(378) million (2022: €(537)million) fair value adjustment following the fair value hedge accounting of fixed-for-floating interest rate swaps.
Information in relation to the derivatives used to hedge bonds and other loans within a fair value hedge relationship is shown in note 16.